Financial Instruments - Schedule of Sensitivity Analysis on Fair Value of Contingent Consideration (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	6.30%
Probabilities of success 20 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 19.8
Impact (%)	(20.00%)
Probabilities of success 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 22.3
Impact (%)	(10.00%)
Probabilities of success [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 24.8
Probabilities of success 10 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 27.2
Impact (%)	10.00%
Probabilities of success 20 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 29.7
Impact (%)	20.00%
Sales long-term growth rate in terminal value 40 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 23.3
Impact (%)	(6.00%)
Sales long-term growth rate in terminal value thirty two point five percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 23.9
Impact (%)	(3.00%)
Sales long-term growth rate in terminal value 25 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 24.8
Sales long-term growth rate in terminal value seventeen point five zero percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 26.0
Impact (%)	5.00%
Sales long-term growth rate in terminal value 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 28.0
Impact (%)	13.00%
Discount rate ten point six percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 32.2
Impact (%)	30.00%
Discount rate twelve point six percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 28.2
Impact (%)	14.00%
Discount rate fourteen point six percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 24.8
Discount rate sixteen point six percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 21.9
Impact (%)	(12.00%)
Discount rate eighteen point six percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 19.5
Impact (%)	(21.00%)
Phase I [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I to II [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	63.00%
Phase II to III [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	26.00%
Phase III to BLA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	45.00%
BLA to approval [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	83.00%